Schedule of supplementary cash flow information (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Mining assets additions included in accounts payable	$ 10,543	$ 8,957
Amortization capitalized to mining assets	377	350
Revision in estimate in restoration provision	(1,540)	579
Shares issued on cashless exercise of options	5,366	5,528
Shares issued on exercise of CDI options	4,191	29,447
Shares issued on exercise of warrants	1,004	222
Shares issued on settlement of RSUs	2,348	2,433
Shares issued for conversion of debt	60,748	2,811
Shares issued for settlement of debt		$ 90	[1]

[1]	See Note 21 for supplemental cash flow disclosures as these amounts include non-cash components.